CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	¥ 184,807	¥ 241,854	¥ 178,760
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	100,724	72,757	54,981
Bad debt expense	31,499	33,605	63,103
Loss on disposal of property and equipment	917	297	500
Deferred income tax benefit	(18,473)	(18,895)	(21,614)
Share based compensation expense	77,415	67,824	32,919
Investment income	(19,267)	29
Foreign currency exchange losses (gains), net	6,471	(3,760)	29,499
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou
Accounts receivable	(164,231)	22,928	(66,901)
Prepaid expenses and other current assets	(18,712)	(60,362)	(16,713)
Accrued interest income on time deposits	1,809	5,264	(655)
Other non-current assets	(12,432)	(7,071)	(3,757)
Accounts payable	(196)	(248)	533
Amounts due from /(to) a related party	(310)	(800)	879
Income taxes payable	34,731	34,947	23,287
Deferred revenue	36,102	101,439	46,570
Accrued expenses and other current liabilities	50,407	36,781	27,362
Other non-current liabilities	(2,604)	(2,559)	(1,055)
Net cash provided by operating activities	288,657	524,030	347,698
Investing activities:
Purchase of property and equipment	(177,251)	(381,982)	(99,961)
Proceeds from disposal of property and equipment	462	358	1,040
Purchase of short-term investments	(1,970,000)	(1,937,000)	(945,000)
Proceeds from maturity of short-term investments	1,989,314	1,937,000	945,000
Purchase of long-term investments	(50,500)	(12,755)	(24,000)
Payment of long-term investment deposit	(4,380)
Payment for acquisition of Hanru Hangzhou		(4,360)	(1,000)
Cash acquired from acquisition of Hanru Hangzhou		148
Purchase of time deposits	(509,739)	(421,170)	(639,019)
Proceeds from maturity of time deposits	528,999	678,741	690,250
Issuance of loans to employees	(35,379)	(18,525)	(1,227)
Proceeds from repayment of loans from employees	5,352	3,096	1,608
Net cash used in investing activities	(223,122)	(156,449)	(72,309)
Financing activities:
Amounts received on behalf of a related party			1,432
Repayment of amounts received on behalf of a related party			(1,432)
Issuance of Class A ordinary shares in connection with exercise of share options	22,254	20,388	22,456
Payment of dividend	(63,087)	(54,026)
Repurchase of treasury shares	(143,389)	(44,406)	(49,355)
Net cash used in financing activities	(184,222)	(78,044)	(26,899)
Changes in cash and cash equivalents	(118,687)	289,537	248,490
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(5,294)	7,197	4,413
Net change in cash, cash equivalents and restricted cash	(123,981)	296,734	252,903
Cash, cash equivalents and restricted cash at beginning of year	810,672	513,938	261,035
Cash, cash equivalents and restricted cash at end of year	686,691	810,672	513,938
Supplemental disclosure of cash flow information:
Income taxes paid	9,512	3,096	2,246
Non-cash investing and financing activities:
Accrual for purchase of equipment	10,737	3,692	3,685
Payable for repurchase of treasury shares	¥ 17,953